UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10381

Registrant Name:	PIMCO New York Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway, 41st Floor
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway, 41st Floor
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2012

Date of Reporting Period:	January 31, 2012

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund Schedule of Investments

January 31, 2012 (unaudited)

Principal Amount (000s)		Value*
NEW YORK MUNICIPAL BONDS & NOTES—95.3%
$1,600	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	$1,424,768
	Hudson Yards Infrastructure Corp. Rev., Ser. A,
2,000	5.25%, 2/15/47	2,162,740
4,000	5.75%, 2/15/47	4,519,800
	Liberty Dev. Corp. Rev.,
2,000	1 World Trade Center Project, 5.00%, 12/15/41	2,218,440
1,500	Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49	1,630,815
	Goldman Sachs Headquarters,
120	5.25%, 10/1/35	131,902
11,290	5.25%, 10/1/35 (a)	12,409,742
1,925	5.50%, 10/1/37	2,146,895
	Long Island Power Auth. Rev., Ser. A,
750	5.00%, 9/1/34 (AMBAC)	782,182
4,500	5.75%, 4/1/39	5,163,840
	Metropolitan Transportation Auth. Rev.,
6,650	5.00%, 7/1/30, Ser. A (AMBAC)	6,769,634
1,375	5.125%, 1/1/29, Ser. A	1,401,015
2,000	5.25%, 11/15/31, Ser. E	2,064,520
1,600	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	1,286,864
3,500	New York City Health & Hospital Corp. Rev., 5.00%, 2/15/30, Ser. A	3,846,850
	New York City Industrial Dev. Agcy. Rev.,
1,000	Liberty Interactive Corp., 5.00%, 9/1/35	1,001,580
900	Queens Baseball Stadium, 6.50%, 1/1/46 (AGC)	986,274
1,820	Vaughn College Aeronautics, 5.25%, 12/1/36, Ser. B	1,693,510
3,200	Yankee Stadium, 7.00%, 3/1/49 (AGC)	3,756,384
2,000	New York City Municipal Water Finance Auth. Rev., Second Generation Resolutions, 5.00%, 6/15/32, Ser. HH	2,298,020
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
2,500	5.00%, 6/15/40, Ser. FF-2	2,729,675
5,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD (a)	5,328,400
5,000	New York City Transitional Finance Auth. Rev., 5.25%, 1/15/39, Ser. S-3	5,487,100
5,000	New York Liberty Dev. Corp. Rev., 4 World Trade Center Project, 5.75%, 11/15/51	5,685,000
2,000	New York State Dormitory Auth. Rev., Mount Sinai Hospital, 5.00%, 7/1/31, Ser. A	2,155,500
1,000	Niagara Falls Public Water Auth. Water & Sewer Rev., 5.00%, 7/15/34, Ser. A (NPFGC)	1,013,650
600	Onondaga Cnty. Rev., Syracuse Univ. Project, 5.00%, 12/1/36	676,398
	Port Auth. of New York & New Jersey Rev.,
4,300	5.00%, 9/1/38, Ser. 132	4,461,637
1,000	JFK International Air Terminal, 6.00%, 12/1/36	1,096,000
	State Dormitory Auth. Rev.,
500	5.00%, 7/1/35, Ser. A	550,775
1,000	5.00%, 3/15/38, Ser. A	1,101,010
1,000	Fordham Univ., 5.50%, 7/1/36, Ser. A	1,130,040
1,300	Mount Sinai School of Medicine, 5.125%, 7/1/39	1,399,866
4,500	New York Univ., 5.00%, 7/1/38, Ser. C	4,908,780
1,225	NYU Hospitals Center, 6.00%, 7/1/40, Ser. A	1,341,657
1,000	Pratt Institute, 5.125%, 7/1/39, Ser. C (AGC)	1,085,520
	Sloan-Kettering Center Memorial,
2,500	4.50%, 7/1/35, Ser. A-1	2,626,250
4,000	5.00%, 7/1/34, Ser. 1	4,105,160

PIMCO New York Municipal Income Fund Schedule of Investments

January 31, 2012 (unaudited)(continued)

Principal Amount (000s)		Value*
	Teachers College,
$1,500	5.00%, 7/1/32 (NPFGC)	$1,511,175
1,800	5.50%, 3/1/39	1,975,410
1,250	The New School, 5.50%, 7/1/40	1,385,575
1,275	Winthrop Univ. Hospital Assoc., 5.25%, 7/1/31, Ser. A (AMBAC)	1,282,918
2,000	State Environmental Facs. Corp. Rev., New York City Municipal Water Project, 5.125%, 6/15/31, Ser. D	2,025,540
1,800	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (a)	1,987,812
3,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (a)	3,441,120
3,000	Troy Capital Res. Corp. Rev., Rensselaer Polytechnic Institute Project, 5.125%, 9/1/40, Ser. A	3,213,660
5,860	Troy Industrial Dev. Auth. Rev., Rensselaer Polytechnic Institute Project, 4.625%, 9/1/26	6,544,038
1,455	TSACS, Inc. Rev., 5.125%, 6/1/42, Ser. 1	998,639
2,945	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/27, Ser. C (AGM)	3,007,198
910	Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2	1,012,375
200	Yonkers Economic Dev. Corp. Rev., Charter School of Educational Excellence Project, 6.00%, 10/15/30, Ser. A	201,054
400	Yonkers Industrial Dev. Agcy. Rev., Sarah Lawrence College Project, 6.00%, 6/1/41, Ser. A	431,376

	Total New York Municipal Bonds & Notes (cost—$124,545,146)	133,596,083

OTHER MUNICIPAL BONDS & NOTES—4.7%
	Louisiana—0.5%
750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	757,462

	Ohio—1.1%
2,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	1,489,000

	Puerto Rico—2.7%
1,000	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/44, Ser. A	1,080,960
	Sales Tax Financing Corp. Rev.,
1,500	5.75%, 8/1/37, Ser. A	1,673,670
1,000	5.25%, 8/1/43, Ser. A-1	1,095,460

		3,850,090

	U. S. Virgin Islands—0.4%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	511,140

	Total Other Municipal Bonds & Notes (cost—$5,990,336)	6,607,692

	Total Investments (cost—$130,535,482) (b)—100.0%	$140,203,775

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(b)	At January 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $121,734,982. Gross unrealized appreciation was $10,307,231, gross unrealized depreciation was $684,787 and net unrealized appreciation was $9,622,444. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

NPFGC—insured by National Public Finance Guarantee Corp.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds and notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at January 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 1/31/12
Investments in Securities - Assets
New York Municipal Bonds & Notes	—	$133,596,083	—	$133,596,083
Other Municipal Bonds & Notes	—	6,607,692	—	6,607,692

Total Investments	—	$140,203,775	—	$140,203,775

There were no significant transfers between Levels 1 and 2 during the nine months ended January 31, 2012.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 22, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 22, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 22, 2012